Prepayments For Construction and Equipment Purchase (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Prepayments For Construction and Equipment Purchase [Abstract]
Prepayments for equipment purchase	$ 768,129	$ 2,003,400
Deposit for plant construction	1,321,990
Prepayments for land construction	102,117
Total	$ 2,192,236	$ 2,003,400